Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Patents, net of amortization (in Dollars)	$ 14,356	$ 12,090	$ 9,067
Convertible promissory notes net of debt discount, current (in Dollars)	271,816	254,896	265,873
Convertible promissory notes net of debt discount, non current (in Dollars)	$ 0	$ 801	$ 27
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares outstanding	1,000	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	369,109,960	133,912,520	60,639,308
Common stock, shares outstanding	369,109,960	133,912,520	60,639,308